FAIR VALUE MEASUREMENTS (Tables)	12 Months Ended
Sep. 30, 2012
FAIR VALUE MEASUREMENTS
Schedule of assets and liabilities recorded at fair value on recurring basis
	Carrying Value at September 30, 2012
		Fair Value Measurements Using
	Total	Level 1	Level 2	Level 3
	(In thousands)
Assets:
Debt securities available for sale	$21,595	$—	$21,595	$—
Mortgage-backed securities available for sale	326	—	326	—
Interest-rate swap	1,360	—	1,360	—
Total assets	$23,281	$—	$23,281	$—
Liabilities:
Interest-rate swap	$1,360	$—	$1,360	$—
Total liabilities	$1,360	$—	$1,360	$—

	Carrying Value at September 30, 2011
		Fair Value Measurements Using
	Total	Level 1	Level 2	Level 3
	(In thousands)
Assets:
Debt securities available for sale	$14,457	$—	$14,457	$—
Mortgage-backed securities available for sale	2,752	—	2,752	—
Interest-rate swap	1,676	—	1,676	—
Total assets	$18,885	$—	$18,885	$—
Liabilities:
Interest-rate swap	$1,676	$—	$1,676	$—
Total liabilities	$1,676	$—	$1,676	$—

Schedule of assets recorded at fair value on a non-recurring basis

					Total Losses
					Recognized in
	Carrying Value at September 30, 2012				the Year Ended
		Fair Value Measurements Using			September 30,
	Total	Level 1	Level 2	Level 3	2012
	(In thousands)
Assets:
Mortgage loans held for sale	$—	$—	$—	$—	$—
Impaired loans, net	4,008	—	—	4,008	6,083
Real estate acquired in settlement of loans	13,952	—	—	13,952	5,790
Total assets	$17,960	$—	$—	$17,960	$11,873

					Total Losses
					Recognized in
	Carrying Value at September 30, 2011				the Year Ended
		Fair Value Measurements Using			September 30,
	Total	Level 1	Level 2	Level 3	2011
	(In thousands)
Assets:
Mortgage loans held for sale	$—	$—	$—	$—	$598
Impaired loans, net	17,481	—	3,643	13,838	3,210
Real estate acquired in settlement of loans	18,718	—	—	18,718	7,538
Total assets	$36,199	$—	$3,643	$32,556	$11,346